Disaggregated Revenues - Schedule of Disaggregated Revenues (Details) - Product Concentration Risk [Member] - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Customized software solutions [Member] | Revenue Benchmark [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	$ 627,753	$ 803,830
Percentage	52.40%	75.80%
Customized software solutions [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Disaggregated Revenues [Line Items]
Percentage	15.20%	30.90%
Cost of revenue	$ 62,268	$ 104,627
White label software [Member] | Revenue Benchmark [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	$ 487,013	$ 9,260
Percentage	40.70%	0.80%
White label software [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Disaggregated Revenues [Line Items]
Percentage	72.50%	2.50%
Cost of revenue	$ 297,305	$ 8,307
Subscription services [Member] | Revenue Benchmark [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	$ 82,800	$ 247,990
Percentage	6.90%	23.40%
Subscription services [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Disaggregated Revenues [Line Items]
Percentage	12.30%	66.60%
Cost of revenue	$ 50,547	$ 225,188
Major Revenue [Member] | Revenue Benchmark [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	$ 1,197,566	$ 1,061,080
Percentage	100.00%	100.00%
Major Cost of Revenue [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Disaggregated Revenues [Line Items]
Percentage	100.00%	100.00%
Cost of revenue	$ 410,120	$ 338,122
Staff costs and employee benefits [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Disaggregated Revenues [Line Items]
Percentage	27.60%	39.10%
Cost of revenue	$ 113,238	$ 132,260
Amortization of intangible assets [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Disaggregated Revenues [Line Items]
Percentage	68.90%	28.90%
Cost of revenue	$ 282,702	$ 97,722
Subcontracting costs [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Disaggregated Revenues [Line Items]
Percentage	2.10%	30.30%
Cost of revenue	$ 8,628	$ 102,370
Depreciation [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Disaggregated Revenues [Line Items]
Percentage	1.40%	1.70%
Cost of revenue	$ 5,552	$ 5,770
Disaggregated Cost of Revenues by Nature [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Disaggregated Revenues [Line Items]
Percentage	100.00%	100.00%
Cost of revenue	$ 410,120	$ 338,122